Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	23 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Nicholas Fixed Income Alternative ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%	4.08%
Nicholas Global Equity and Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%	3.92%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%